December 16, 2021 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and Securities Act of 1933, as amended (the “1933 Act”), of the ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 25 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 27 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”) for the Cultivar ETF, a series of the Trust. The Amendment is being filed for the purpose of updating certain disclosures contained therein and for addressing SEC staff comments received on the Trust’s Rule 485(a) filing made on October 8, 2021 (Accession number 0001387131-21-009852) with respect to the Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com